Leases (Details 3) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 323,725	$ 557,200
2021	740,907	521,067
2022	660,091	431,146
2023	671,761	434,736
2024	635,306	389,917
Thereafter	371,116	177,735
Total minimum lease payments	3,402,906	2,511,801
Less: effect of discounting	(431,233)	(299,253)
Present value of future minimum lease payments	2,971,673	2,212,548	$ 44,588
Less: current obligations under leases	(586,048)	(467,979)
Long-term lease obligations	$ 2,385,625	$ 1,744,569